GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GOING CONCERN
Net loss	$ 12,500	$ 5,500
Cash balance	$ 10